Formation and Business of the Company	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Formation and Business of the Company

1. Formation and Business of the Company

Versartis, Inc., (the “Company”) a development stage company, was incorporated on December 10, 2008 in the State of Delaware. The Company is an endocrine-focused biopharmaceutical company initially developing long-acting recombinant human growth hormone for the treatment of growth hormone deficiency. The Company is developing drug candidates that it has licensed from Amunix Operating Inc. (“Amunix”).

The Company’s headquarters and operations are in Menlo Park, California. Since incorporation, the Company has been primarily performing research and development activities, including early clinical trials, filing patent applications, obtaining regulatory approvals, hiring personnel, and raising capital to support and expand these activities.

Unaudited Interim Financial Information

The accompanying financial information as of September 30, 2014 is unaudited. The Condensed Financial Statements included in this report reflect all adjustments (consisting only of normal recurring adjustments) that management considers necessary for the fair presentation of the results of operations for the interim periods covered and of the financial condition of the Company at the date of the interim balance sheet. The December 31, 2013 Condensed Balance Sheet was derived from audited financial statements, but does not include all disclosures required by generally accepted accounting principles in the United States of America, or GAAP. The results for interim periods are not necessarily indicative of the results for the entire year or any other interim period. The accompanying Condensed Financial Statements and related financial information should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2013 included in the Company’s prospectus filed pursuant to Rule 424(b)(4) on March 21, 2014 with the U.S. Securities and Exchange Commission (“SEC”).

Initial Public Offering

In March 2014, the Company completed its initial public offering of shares of its common stock, or IPO, pursuant to which the Company issued 6,900,000 shares of common stock, which includes shares issued pursuant to the underwriters’ exercise of their over-allotment option, and received net proceeds of approximately $132.1 million, after underwriting discounts, commissions and offering expenses. In addition, in connection with the completion of the Company’s IPO, all convertible preferred stock converted into common stock. Effective with the closing of the IPO, the Company’s Amended and restated Certificate of Incorporation authorizes the Company to issue 50.0 million shares of common stock and 5.0 million shares of preferred stock.